Restricted Cash	12 Months Ended
Dec. 31, 2021
Restricted Cash [Abstract]
Restricted Cash
Note 11 - Restricted Cash
Restricted cash is comprised of the following:

	As of December 31,
(In $ millions)	2021	2020
Restricted cash relating to the issuance of guarantees	10.0	—
Restricted cash relating to debt financings	1.1	—
Total restricted cash	11.1	—
Less: amounts included in current restricted cash	(3.3)	—
Non-current restricted cash	7.8	—